Risk Management - Summary of Credit Default Swap Protection Sold (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 418,978,000,000	$ 402,477,000,000
Credit default swaps [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	241,000,000	502,000,000
Fair value	$ 3,000,000	$ 6,000,000
Weighted average maturity (in years)	1 year	1 year
Credit default swaps [Member] | AA [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount		$ 24,000,000
Weighted average maturity (in years)		1 year
Credit default swaps [Member] | A [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 136,000,000	$ 371,000,000
Fair value	$ 2,000,000	$ 5,000,000
Weighted average maturity (in years)	1 year	1 year
Credit default swaps [Member] | BBB [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 105,000,000	$ 107,000,000
Fair value	$ 1,000,000	$ 1,000,000
Weighted average maturity (in years)	2 years	2 years
Credit default swaps [Member] | Single name CDSs [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 241,000,000	$ 502,000,000
Fair value	$ 3,000,000	$ 6,000,000
Weighted average maturity (in years)	1 year	1 year